Long-Term Investments (Details) - Schedule of long-term investment - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-marketable Cost Method Investments, net
Sub total	$ 904,254	$ 932,755	$ 922,391
Equity Method Investments, net
Total	904,254	932,755	1,190,727
Braingenesis Biotechnology Co., Ltd. [Member]
Non-marketable Cost Method Investments, net
Sub total	7,698	7,941	7,853
Genepharm Biotech Corporation [Member]
Non-marketable Cost Method Investments, net
Sub total	23,503	24,244	23,974
BioHopeKing Corporation [Member]
Non-marketable Cost Method Investments, net
Sub total	873,053	900,570	890,564
BioFirst Corporation [Member]
Equity Method Investments, net
Total			268,336
Rgene Corporation [Member]
Equity Method Investments, net
Total